                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-02924

               LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED
               --------------------------------------------------
                       ENTERPRISES MONEY MARKET FUND, INC.
                       -----------------------------------
               (Exact name of registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984

Date of fiscal year end: 6/30/2003

Date of reporting period: 6/30/04

ITEM 1: REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2004
 ANNUAL
   REPORT

 LORD ABBETT
 U.S. GOVERNMENT
   & GOVERNMENT
   SPONSORED ENTERPRISES
   MONEY MARKET FUND


FOR THE FISCAL YEAR ENDED JUNE 30, 2004

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT
SPONSORED ENTERPRISES MONEY MARKET FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED JUNE 30, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund's (the Fund) strategies and performance for the fiscal year ended June 30, 2004. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

Q. WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. U.S. Treasury yields remained at or near historically low levels for most of the fiscal year, reflecting abundant liquidity, quiescent inflation and disappointing employment growth. The outlook changed, however, in the final quarter of the fiscal year, as data confirmed the U.S. economy's transition from a jobless, low-inflation recovery to an expansion - the latter attended by healthy job gains, diminishing excess capacity and rising prices. As the economic data improved, the bond market began to focus on evidence of gathering inflation. Market rates were pressured higher, even before the Federal Reserve Board (the Fed) took action on June 30, raising its fed funds rate to 1.25% from 1%. (The fed funds rate is the rate at which banks lend to each other overnight.) The real fed funds rate, i.e. adjusted for inflation, however, normally averages 2% and is currently negative, reflecting the fact that monetary policy is still very accommodative.

Q. HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED JUNE 30, 2004?

A. The Fund (Class A shares) ended the fiscal year 2004 with total net assets of $289.3 million and a seven-day current yield of 0.23%. The current yield refers to the income generated by an investment in the Fund over a seven-day period, which is then annualized. The yield quotation more closely reflects the current earnings of the Fund than the one-year total return quotation. For the fiscal year ended June 30, 2004, the Fund returned 0.2%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its peer group, the Lipper U.S. Government Money Market Funds Average,(1) which returned 0.4% in the same period. Standardized Average Annual Total Returns, which include the reinvestment of all distributions as of June 30, 2004 are 1 Year: 0.21%, 5
Years: 2.42% and 10 Years: 3.53%.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. In general, portfolio yield kept pace with short-term interest rates, which were at historically low levels for most of the year and moved somewhat higher only in the last quarter. Consistent with its objective to provide current income with minimum credit risk, the Fund remained invested in high-quality, short-term securities issued by the U.S. Treasury(2) and certain U.S. government agency securities. As rates rose, the portfolio's average maturity was extended. The weighted average maturity of the Fund, as of June 30, 2004, was approximately 21.69 days and concentrated on specific areas of the money market yield curve that we expected to provide the highest risk-adjusted yield.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Lipper U.S. Government Money Market Funds Average aims at investments in financial instruments issued or guaranteed by the U.S. Government, its agencies or its instrumentalities, with dollar-weighted average maturities of less than 90 days. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
Source: Lipper, Inc. (C)2004 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

(2) Unlike U.S. Treasury securities, an investment in the Fund is neither insured nor guaranteed by the U.S. Government.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS
JUNE 30, 2004

                                                                                               PRINCIPAL
                                                        INTEREST       MATURITY                   AMOUNT       AMORTIZED
INVESTMENTS                                                 RATE           DATE    RATING+         (000)            COST
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 87.83%

FEDERAL HOME LOAN BANK                                      0.98%      7/2/2004         A1+  $    10,000   $   9,999,728
FEDERAL HOME LOAN BANK                                      1.04%     7/21/2004         A1+       15,000      14,991,333
FEDERAL HOME LOAN BANK                                      1.06%     7/23/2004         A1+       20,000      19,987,045
FEDERAL HOME LOAN BANK                                      1.16%      8/4/2004         A1+       15,000      14,983,567
FEDERAL HOME LOAN MORTGAGE CORP                             1.02%      7/6/2004         A1+       10,000       9,998,583
FEDERAL HOME LOAN MORTGAGE CORP                             1.03%      7/6/2004         A1+       10,000       9,998,569
FEDERAL HOME LOAN MORTGAGE CORP                            1.055%      8/3/2004         A1+       20,000      19,980,658
FEDERAL HOME LOAN MORTGAGE CORP                             1.13%     7/13/2004         A1+       20,000      19,992,467
FEDERAL HOME LOAN MORTGAGE CORP                            1.135%     8/10/2004         A1+       10,000       9,987,389
FEDERAL HOME LOAN MORTGAGE CORP                             1.25%     7/27/2004         A1+       10,000       9,990,972
FEDERAL HOME LOAN MORTGAGE CORP                             1.27%     8/24/2004         A1+       20,000      19,961,900
FEDERAL HOME LOAN MORTGAGE CORP                             1.28%     8/17/2004         A1+       10,000       9,983,289
FEDERAL NATIONAL MORTGAGE ASSOC                             1.00%      7/1/2004         A1+       15,000      15,000,000
FEDERAL NATIONAL MORTGAGE ASSOC                             1.00%      7/7/2004         A1+       10,000       9,998,333
FEDERAL NATIONAL MORTGAGE ASSOC                             1.04%     7/28/2004         A1+       20,000      19,984,400
FEDERAL NATIONAL MORTGAGE ASSOC                             1.05%      7/9/2004         A1+       20,000      19,995,333
FEDERAL NATIONAL MORTGAGE ASSOC                             1.11%     7/12/2004         A1+       20,000      19,993,217
FEDERAL NATIONAL MORTGAGE ASSOC                             1.11%      8/4/2004         A1+       10,000       9,989,517
FEDERAL NATIONAL MORTGAGE ASSOC                             1.12%      7/7/2004         A1+       10,000       9,998,133
FEDERAL NATIONAL MORTGAGE ASSOC                             1.16%     7/21/2004         A1+       20,000      19,987,111
FEDERAL NATIONAL MORTGAGE ASSOC                            1.175%     8/18/2004         A1+       10,000       9,984,333
FEDERAL NATIONAL MORTGAGE ASSOC                             1.27%     8/25/2004         A1+       15,000      14,970,896
                                                                                                           -------------
TOTAL                                                                                                        319,756,773
                                                                                                           -------------

SHORT-TERM INVESTMENT 12.33%

REPURCHASE AGREEMENT 12.33%

REPURCHASE AGREEMENT DATED
6/30/2004, 1.35% DUE 7/1/2004
WITH STATE STREET BANK & TRUST CO.
COLLATERALIZED BY $45,545,000 OF
FEDERAL NATIONAL MORTGAGE ASSOC.
AT 1.875% DUE 2/15/2005; VALUE:
$45,801,191; PROCEEDS: $44,904,426                                                           $    44,903      44,902,743
                                                                                                           -------------
TOTAL INVESTMENTS 100.16%                                                                                  $ 364,659,516*
                                                                                                           =============

   * Cost for federal income tax purposes is $364,659,516. Average maturity of investments: 21.7 days.
   + Ratings are unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004

ASSETS:
   Investment in securities, at amortized cost                           $  319,756,773
   Repurchase agreement, at cost                                             44,902,743
   Receivables:
      Interest                                                                    1,684
      Capital shares sold                                                       970,728
   From advisor                                                                 254,087
---------------------------------------------------------------------------------------
TOTAL ASSETS                                                                365,886,015
---------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
      Capital shares reacquired                                               1,191,960
      Management fee                                                            154,106
      12b-1 distribution plan fees-Class B                                       30,617
      Fund administration                                                         8,504
      Directors' fees                                                           137,185
   Dividends payable                                                             58,853
   Accrued expenses and other liabilities                                       234,519
---------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                          1,815,744
=======================================================================================
NET ASSETS                                                               $  364,070,271
=======================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $  364,070,012
Undistributed net investment income                                                 259
---------------------------------------------------------------------------------------
NET ASSETS                                                               $  364,070,271
=======================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                           $  289,336,453
Class B Shares                                                           $   47,788,774
Class C Shares                                                           $   26,945,044
OUTSTANDING SHARES BY CLASS:
Class A Shares (800 million shares of common stock authorized,
$.001 par value)                                                            289,336,233
Class B Shares (400 million shares of common stock authorized,
$.001 par value)                                                             47,788,754
Class C Shares (300 million shares of common stock authorized,
$.001 par value)                                                             26,945,032
Net asset value, offering and redemption price per share
   (net assets divided by outstanding shares):
Class A Shares-Net asset value                                           $         1.00
Class B Shares-Net asset value                                           $         1.00
Class C Shares-Net asset value                                           $         1.00
=======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2004

INVESTMENT INCOME:
Interest                                                                 $    3,486,328
EXPENSES:
Management fee                                                                1,637,635
12b-1 distribution plan-Class B                                                 294,791
Shareholder servicing                                                         1,217,629
Professional                                                                     52,418
Reports to shareholders                                                          52,905
Fund administration                                                             134,314
Custody                                                                          15,505
Directors' fees                                                                   5,632
Registration                                                                     93,755
Other                                                                            14,854
---------------------------------------------------------------------------------------
Gross expenses                                                                3,519,438
   Expense reduction                                                               (982)
   Expenses assumed by advisor                                                 (743,240)
---------------------------------------------------------------------------------------
NET EXPENSES                                                                  2,775,216
=======================================================================================
NET INVESTMENT INCOME                                                    $      711,112
=======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                 FOR THE YEAR ENDED    FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                JUNE 30, 2004         JUNE 30, 2003
OPERATIONS:
Net investment income                                $      711,112        $    1,632,779
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                 (594,550)           (1,416,808)
   Class B                                                  (79,779)             (120,997)
   Class C                                                  (36,783)              (94,974)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        (711,112)           (1,632,779)
=========================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                       812,471,629           778,169,232
Reinvestment of distributions                               669,236             1,594,109
Cost of shares reacquired                              (769,927,698)         (722,844,562)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS             43,213,167            56,918,779
=========================================================================================
NET INCREASE IN NET ASSETS                               43,213,167            56,918,779
=========================================================================================
NET ASSETS:
Beginning of year                                       320,857,104           263,938,325
-----------------------------------------------------------------------------------------
END OF YEAR                                          $  364,070,271        $  320,857,104
=========================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                  $          259        $          259
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                                YEAR ENDED 6/30
                                                     ------------------------------------------------------------------------
                                                        2004          2003            2002            2001            2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $     1.00    $     1.00      $     1.00      $     1.00      $     1.00
Investment operations
  Net investment income(a)                                    -(c)        .01             .01             .05             .05
  Net realized gain                                           -             -               -               -(c)            -
                                                     ----------    ----------      ----------      ----------      ----------
    Total from investment operations                          -(c)        .01             .01             .05             .05
                                                     ----------    ----------      ----------      ----------      ----------
Distributions to shareholders from
  net investment income                                       -(c)       (.01)           (.01)           (.05)           (.05)
                                                     ----------    ----------      ----------      ----------      ----------
Net asset value, end of year                         $     1.00    $     1.00      $     1.00      $     1.00      $     1.00
                                                     ----------    ----------      ----------      ----------      ----------
Total Return(b)                                             .21%          .55%           1.48%           5.02%           4.93%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                      .83%          .88%            .86%            .87%            .84%
  Expenses, excluding waiver and
    expense reductions                                      .97%          .98%            .87%            .90%            .84%
  Net investment income                                     .21%          .56%+          1.46%+          4.89%+          4.79%

                                                                                YEAR ENDED 6/30
                                                     ------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2004          2003            2002            2001            2000
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $  289,336    $  266,528      $  227,169      $  201,174      $  190,817

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                YEAR ENDED 6/30
                                                     ------------------------------------------------------------------------
                                                        2004          2003            2002            2001            2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $     1.00    $     1.00      $     1.00      $     1.00      $     1.00
Investment operations
  Net investment income(a)                                    -(c)          -(c)          .01             .04             .04
  Net realized gain                                           -             -               -               -(c)            -
                                                     ----------    ----------      ----------      ----------      ----------
    Total from investment operations                          -(c)          -(c)          .01             .04             .04
                                                     ----------    ----------      ----------      ----------      ----------
Distributions to shareholders from
  net investment income                                       -(c)          -(c)         (.01)           (.04)           (.04)
                                                     ----------    ----------      ----------      ----------      ----------
Net asset value, end of year                         $     1.00    $     1.00      $     1.00      $     1.00      $     1.00
                                                     ----------    ----------      ----------      ----------      ----------
Total Return(b)                                             .20%          .29%            .80%           4.24%           4.13%

RATIOS TO AVERAGE NET ASSETS
 Expenses, including waiver and
   expense reductions                                       .83%         1.15%           1.53%           1.62%           1.59%
 Expenses, excluding waiver and
   expense reductions                                      1.72%         1.73%           1.62%           1.65%           1.59%
 Net investment income                                      .21%          .29%+           .71%+          4.14%+          4.01%

                                                                                YEAR ENDED 6/30
SUPPLEMENTAL DATA:                                      2004          2003            2002            2001            2000
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $   47,789    $   39,609      $   26,000      $   14,059      $    8,987

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                                                YEAR ENDED 6/30
                                                     ------------------------------------------------------------------------
                                                        2004          2003            2002            2001            2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $     1.00    $     1.00      $     1.00      $     1.00      $     1.00
Investment operations
  Net investment income(a)                                    -(c)        .01             .01             .05             .05
  Net realized gain                                           -             -               -               -(c)            -
                                                     ----------    ----------      ----------      ----------      ----------
    Total from investment operations                          -(c)        .01             .01             .05             .05
                                                     ----------    ----------      ----------      ----------      ----------
Distributions to shareholders from
  net investment income                                       -(c)       (.01)           (.01)           (.05)           (.05)
                                                     ----------    ----------      ----------      ----------      ----------
Net asset value, end of year                         $     1.00    $     1.00      $     1.00      $     1.00      $     1.00
                                                     ----------    ----------      ----------      ----------      ----------
Total Return(b)                                             .21%          .55%           1.48%           5.02%           4.93%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                      .83%          .88%            .86%            .87%            .84%
  Expenses, excluding waiver and
    expense reductions                                      .97%          .98%            .87%            .90%            .84%
  Net investment income                                     .21%          .56%+          1.46%+          4.89%+          4.78%

                                                                                YEAR ENDED 6/30
SUPPLEMENTAL DATA:                                      2004          2003            2002            2001            2000
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                      $   26,945    $   14,720      $   10,769      $    6,693      $    1,929

+    The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the year.
(b)  Total return assumes the reinvestment of all distributions.
(c)  Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the "Fund"), formerly known as Lord Abbett U.S. Government Securities Money Market Fund, Inc., is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities.

The Fund offers three classes of shares: Classes A, B, and C. There are no front end sales charges on shares of each class, although a contingent deferred sales charge ("CDSC") may be applied to each class of shares as follows: Class A shares acquired through an exchange; Class B shares redeemed before the sixth anniversary of purchase; Class C shares redeemed before the first anniversary of purchase.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Interest income is recorded on the accrual basis. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses and fees related to the Class B 12b-1 distribution plan.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

----------------------------------
First $250 million            .50%
Next $250 million             .45%
Over $500 million             .40%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the year ended June 30, 2004, Lord Abbett voluntarily reimbursed the Fund's expenses in the amount of $743,240. Lord Abbett may stop reimbursing expenses at any time.

12B-1 DISTRIBUTION PLANS
The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                        CLASS A(1)      CLASS B    CLASS C(1)
--------------------------------------------------------------------------------
Service and distribution fee                     .15%         .75%          .25%

(1) The Fund has not activated its Class A and Class C Plans, and therefore, no payments are currently authorized under the Plans.

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

5.   DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

6.   EXPENSE REDUCTIONS

The Fund has entered an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

7.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's net asset value.

8.   INVESTMENT RISKS

The Fund's yield may vary in response to changes in interest rates and other market factors.

The Fund may invest a substantial portion of its assets in money market securities issued by various government sponsored enterprises such as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise obligations. There is no assurance that the U.S. Government will provide financial support to such enterprises.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corp. or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. These factors can affect Fund performance.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

9.   SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                                                 YEAR ENDED                          YEAR ENDED
                                                              JUNE 30, 2004                       JUNE 30, 2003
---------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                     SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares Sold                                   694,069,357    $  694,069,355       676,711,702    $  676,711,702
Reinvestment of distributions                     567,082           567,082         1,403,363         1,403,363
Shares reacquired                            (671,828,239)     (671,828,242)     (638,756,373)     (638,756,373)
---------------------------------------------------------------------------------------------------------------
Increase                                       22,808,200    $   22,808,195        39,358,692    $   39,358,692
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES
---------------------------------------------------------------------------------------------------------------
Shares Sold                                    62,895,327    $   62,895,327        56,996,775    $   56,996,775
Reinvestment of distributions                      71,545            71,545           103,760           103,760
Shares reacquired                             (54,786,816)      (54,786,817)      (43,491,543)      (43,491,543)
---------------------------------------------------------------------------------------------------------------
Increase                                        8,l80,056    $    8,180,055        13,608,992    $   13,608,992
---------------------------------------------------------------------------------------------------------------

CLASS C SHARES
---------------------------------------------------------------------------------------------------------------
Shares Sold                                    55,506,947    $   55,506,947        44,460,755    $   44,460,755
Reinvestment of distributions                      30,609            30,609            86,986            86,986
Shares reacquired                             (43,312,638)      (43,312,639)      (40,596,646)      (40,596,646)
---------------------------------------------------------------------------------------------------------------
Increase                                       12,224,918    $   12,224,917         3,951,095    $    3,951,095
---------------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES
MONEY MARKET FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the "Fund"), formerly known as Lord Abbett U.S. Government Securities Money Market Fund, Inc., as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


New York, New York
August 25, 2004

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Directors (the "Board") is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED DIRECTOR

The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                                CURRENT POSITION
NAME, ADDRESS AND               LENGTH OF SERVICE              PRINCIPAL OCCUPATION                  OTHER
DATE OF BIRTH                       WITH FUND                 DURING PAST FIVE YEARS             DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW               Director since 1989;        Managing Partner and Chief            N/A
Lord, Abbett & Co. LLC      Chairman since 1996         Investment Officer of Lord Abbett
90 Hudson Street                                        since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

                                   ----------

INDEPENDENT DIRECTORS

The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                                CURRENT POSITION
NAME, ADDRESS AND               LENGTH OF SERVICE              PRINCIPAL OCCUPATION                  OTHER
DATE OF BIRTH                       WITH FUND                 DURING PAST FIVE YEARS             DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW           Director since 1994         Managing General Partner, Bigelow     Currently serves as
Bigelow Media, LLC                                      Media, LLC (since 2000); Senior       director of Adelphia
41 Madison Ave.                                         Adviser, Time Warner Inc. (1998 -     Communications,
Suite 3810                                              2000); Acting Chief Executive         Inc., Crane Co., and
New York, NY                                            Officer of Courtroom Television       Huttig Building
Date of Birth: 10/22/1941                               Network (1997 - 1998); President      Products Inc.
                                                        and Chief Executive Officer of Time
                                                        Warner Cable Programming, Inc.
                                                        (1991 - 1997).

WILLIAM H.T. BUSH           Director since 1998         Co-founder and Chairman of the        Currently serves as
Bush-O'Donnell & Co., Inc.                              Board of the financial advisory       director of
101 South Hanley Road                                   firm of Bush-O'Donnell & Company      Wellpoint Health
Suite 1250                                              (since 1986).                         Network, Inc., DT
St. Louis, MO                                                                                 Industries Inc., and
Date of Birth: 7/14/1938                                                                      Engineered Support
                                                                                              Systems, Inc.

                                CURRENT POSITION
NAME, ADDRESS AND               LENGTH OF SERVICE              PRINCIPAL OCCUPATION                  OTHER
DATE OF BIRTH                       WITH FUND                 DURING PAST FIVE YEARS             DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.      Director since 1998         Managing Director of Monitor          Currently serves as
Monitor  Clipper  Partners                              Clipper Partners (since 1997) and     director of
650 Madison  Ave., 9th Fl.                              President of Clipper Asset            Avondale, Inc., and
New York, NY                                            Management Corp. (since 1991), both   Interstate Bakeries
Date of Birth: 10/25/1942                               private equity investment funds.      Corp.

JULIE A. HILL               Director since 2004         Owner and CEO of the Hillsdale        Currently serves as
20 Via Diamante                                         Companies, a business consulting      director of
Newport Coast, CA                                       firm (1997 - present); Founder,       Wellpoint Health
Date of Birth: 7/16/1946                                President and Owner of the            Networks Inc.;
                                                        Hiram-Hill and Hillsdale              Resources Connection
                                                        Development Companies from 1998 to    Inc.; Holcim (US)
                                                        2001.                                 Inc. (parent company
                                                                                              Holcim Ltd).

FRANKLIN W. HOBBS           Director since 2000         Senior Advisor (since April 2003)     Currently serves as
Houlihan Lokey                                          and Former Chief Executive Officer    director of Adolph
Howard & Zukin                                          of Houlihan Lokey Howard & Zukin,     Coors Company.
685 Third Ave.                                          an investment bank (January 2002 -
New York, NY                                            April 2003); Chairman of Warburg
Date of Birth: 7/30/1947                                Dillon Read (1999 - 2001); Global
                                                        Head of Corporate Finance of SBC
                                                        Warburg Dillon Read (1997 - 1999);
                                                        Chief Executive Officer of Dillon,
                                                        Read & Co. (1994 - 1997).

C. ALAN MACDONALD           Director since 1988;        Retired - General Business and        Currently serves as
415 Round Hill Road         and Lead Independent        Governance Consulting (since 1992);   director of Lincoln
Greenwich, CT               Director                    formerly President and CEO of         Snacks, and H.J.
Date of Birth: 5/19/1933                                Nestle Foods.                         Baker.

THOMAS J. NEFF              Director since 1982         Chairman of Spencer Stuart, an        Currently serves as
Spencer Stuart                                          executive search consulting firm      director of Ace,
277 Park Avenue                                         (since 1996); President of Spencer    Ltd. and Exult, Inc.
New York, NY                                            Stuart, (1979 - 1996).
Date of Birth: 10/2/1937

                                   ----------

OFFICERS
None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

NAME AND                      CURRENT POSITION            LENGTH OF SERVICE            PRINCIPAL OCCUPATION
(DATE OF BIRTH)                   WITH FUND              OF CURRENT POSITION          DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
ROBERT S. DOW             Chief Executive             Elected in 1995             Managing Partner and Chief
(3/8/1945)                Officer and President                                   Investment Officer of Lord
                                                                                  Abbett since 1996.

ROBERT I. GERBER          Executive Vice              Elected in 1997             Partner and Director of
(5/29/1954)               President                                               Taxable Fixed Income
                                                                                  Management, joined Lord Abbett
                                                                                  in 1997.

TRACIE E. AHERN           Vice President              Elected in 1999             Partner and Director of
(1/12/1968)                                                                       Portfolio Accounting and
                                                                                  Operations, joined Lord Abbett
                                                                                  in 1999, prior thereto Vice
                                                                                  President - Head of Fund
                                                                                  Administration of Morgan
                                                                                  Grenfell.

JOAN A. BINSTOCK          Chief Financial Officer     Elected in 1999             Partner and Chief Operations
(3/4/1954)                and Vice President                                      Officer, joined Lord Abbett in
                                                                                  1999, prior thereto Chief
                                                                                  Operating Officer of Morgan
                                                                                  Grenfell.

DANIEL E. CARPER          Vice President              Elected in 1986             Partner, joined Lord Abbett in
(1/22/1952)                                                                       1979.

PAUL A. HILSTAD           Vice President and          Elected in 1995             Partner and General Counsel,
(12/13/1942)              Secretary                                               joined Lord Abbett in 1995.

LAWRENCE H. KAPLAN        Vice President and          Elected in 1997             Partner and Deputy General
(1/16/1957)               Assistant Secretary                                     Counsel, joined Lord Abbett in
                                                                                  1997.

ROBERT A. LEE             Vice President              Elected in 2000             Partner and Fixed Income
(8/28/1969)                                                                       Investment Manager - Mortgage
                                                                                  and Asset Backed Securities,
                                                                                  joined Lord Abbett in 1997.

ROBERT G. MORRIS          Executive Vice              Elected in 1995             Partner and Director of Equity
(11/6/1944)               President                                               Investments, joined Lord
                                                                                  Abbett in 1991.

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

NAME AND                      CURRENT POSITION            LENGTH OF SERVICE            PRINCIPAL OCCUPATION
(DATE OF BIRTH)                   WITH FUND              OF CURRENT POSITION          DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
A. EDWARD OBERHAUS, III   Vice President              Elected in 1996             Partner and Manager of Equity
(12/21/1959)                                                                      Trading, joined Lord Abbett in
                                                                                  1983.

CHRISTINA T. SIMMONS      Vice President and          Elected in 2000             Assistant General Counsel,
(11/12/1957)              Assistant Secretary                                     joined Lord Abbett in 1999,
                                                                                  formerly Assistant General
                                                                                  Counsel of Prudential
                                                                                  Investments from 1998 to 1999,
                                                                                  prior thereto Counsel of
                                                                                  Drinker, Biddle & Reath LLP, a
                                                                                  law firm.

BERNARD J. GRZELAK        Treasurer                   Elected in 2003             Director of Fund
(6/12/1971)                                                                       Administration, joined Lord
                                                                                  Abbett in 2003, formerly Vice
                                                                                  President, Lazard Asset
                                                                                  Management from 2000 to 2003,
                                                                                  prior thereto Manager of
                                                                                  Deloitte & Touche LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Fund's Directors. It is available free upon request.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) or on Lord Abbett's web site at www.LordAbbett.com, and (iii) on the Securities and Exchange Commision's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Form N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129; or on Lord Abbett's website at www.LordAbbett.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


        This report when not used for the general
      information of shareholders of the Fund is to
     be distributed only if preceded or accompanied     LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED
              by a current Fund Prospectus.             ENTERPRISES MONEY MARKET FUND, INC.

 Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC                                                                     LAMM-2-604
90 Hudson Street - Jersey City, New Jersey 07302-3973                                                            8/04)

ITEM 2:      CODE OF ETHICS.

      (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect during the fiscal year ended June 30, 2004 (the "Period").

      (b) Not applicable.

      (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

      (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

      (e) Not applicable.

      (f) See Item 11(a) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

ITEM 3:   AUDIT COMMITTEE FINANCIAL EXPERT.

          The Registrant's Board of Directors has determined that each of the following independent Directors who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

ITEM 4:   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended June 30, 2004 and 2003 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                                           FISCAL YEAR ENDED:
                                                           2004         2003
Audit Fees {a}                                          $   35,000   $   33,000
Audit-Related Fees {b}                                          63          104
                                                        -----------------------

Total audit and audit-related fees                          35,063       33,104
                                                        -----------------------

Tax Fees {c}                                                 5,114        4,087
All Other Fees {d}                                             132          -0-
                                                        -----------------------
    Total Fees                                          $   40,309   $   37,191
                                                        -----------------------

----------
     {a} Consists of fees for audits of the Registrant's annual financial statements.

     {b} Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

     {c} Consists of fees for the fiscal years ended June 30, 2004 and 2003 for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

     {d} Consists of the Registrant's proportionate share of fees for testing of Anti-Money Laundering Compliance.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

             - any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

             - any audit-related, tax, and other services to be provided to the
               Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as "All Other Fees".

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended June 30, 2004 and 2003 were:

                                                 FISCAL YEAR ENDED:
                                         2004                        2003
All Other Fees {a}                     $ 81,900                    $ 77,000

----------
     {a} Fees for the fiscal year ended June 30, 2004 consist of fees of $81,900 for Independent Services Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's operations and general computer controls over securities processing for institutional and mutual fund accounts ("SAS 70 Report").

     Fees for the fiscal year ended June 30, 2003 consist of fees of $2,000 for testing of Business Continuity Planning and $75,000 for the SAS 70 Report.

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended June 30, 2004 and 2003 were:

                                                 FISCAL YEAR ENDED:
                                         2004                         2003
All Other Fees {b}                     $ 11,378                       -0-

----------

     {b} Fees for the fiscal year ended June 30, 2004 represent fees for testing of Anti-Money Laundering Compliance.

(h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.

ITEM 5:   AUDIT COMMITTEE OF LISTED REGISTRANTS.
           Not applicable.

ITEM 6:   SCHEDULE OF INVESTMENTS.
           Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
           Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
           Not applicable.

ITEM 9:   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
           Not Applicable.

ITEM 10:  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of August 25, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

     (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:  EXHIBITS.

     (a)(1) Amendments to Code of Ethics - Not applicable.

     (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

     (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                      LORD ABBETT U.S. GOVERNMENT &
                                      GOVERNMENT SPONSORED
                                      ENTERPRISES MONEY MARKET
                                      FUND, INC.

                                      /s/Robert S. Dow
                                      ----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/Joan A. Binstock
                                      -------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: August 25, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                      LORD ABBETT U.S. GOVERNMENT &
                                      GOVERNMENT SPONSORED
                                      ENTERPRISES MONEY MARKET
                                      FUND, INC.

                                      /s/Robert S. Dow
                                      ----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/Joan A. Binstock
                                      -------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: August 25, 2004